Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, at beginning of period	[1]	¥ 626,009	¥ 633,452
Accumulated impairment losses, at beginning of period	[1]	(192,118)	(192,118)
Goodwill, Net at beginning of period		433,891	441,334
Goodwill acquired during the six months	[2]	446,643
Impairment loss		(241,356)
Foreign currency translation adjustments and other		(22,558)	(10,179)
Goodwill, at end of period		1,050,094	623,273
Accumulated impairment losses, at end of period		(433,474)	(192,118)
Goodwill, Net at end of period		616,620	¥ 431,155
Goodwill, Fully impaired before April 1, 2018		¥ 1,900,019

[1]	Goodwill originally recognized was ¥1,900,019 million, which has been fully impaired before April 1, 2018.
[2]	See Note 2 for the goodwill acquired in connection with acquisitions.